Leases - Schedule of Operating and Finance Lease Liability Maturity (Detail) - SOLV Energy Holdings LLC [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
2026	$ 2,956
2027	2,818
2028	2,179
2029	1,398
2030	474
Thereafter	0
Total undiscounted minimum lease payments	9,825
Less: present value discount	(1,129)
Present value of lease liabilities	8,696	$ 8,814
2026	12,882
2027	12,149
2028	9,995
2029	7,389
2030	2,993
Thereafter	0
Total undiscounted minimum lease payments	45,408
Less: present value discount	(4,567)
Present value of lease liabilities	$ 40,841	$ 28,759